Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 13,470
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,165
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,082
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,845
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,581
2024 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,279
Thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 4,518